Cover	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	000-50331
Entity Registrant Name	CalEthos, Inc.
Entity Central Index Key	0001174891
Entity Tax Identification Number	98-0371433
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11753 Willard Avenue
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	(714)
Local Phone Number	352-5315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false